Note 21 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of segment reporting information, by segment [text block]
	December 31, 2017	December 31, 2016
Canada	$366,450	$89,950
United States	4,923,209	1,280,383
Mexico	44,810,040	35,992,658
	$50,099,699	$37,362,991